Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	777,857,533.74	34,465
Yield Supplement Overcollateralization Amount 06/30/25	55,806,466.82	0
Receivables Balance 06/30/25	833,664,000.56	34,465
Principal Payments	34,312,929.35	896
Defaulted Receivables	1,457,313.30	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	52,702,636.78	0
Pool Balance at 07/31/25	745,191,121.13	33,524

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.79%
Prepayment ABS Speed	1.83%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	10,471,664.45	348
Past Due 61-90 days	3,003,796.69	103
Past Due 91-120 days	572,798.88	20
Past Due 121+ days	0.00	0
Total	14,048,260.02	471

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	876,466.87
Aggregate Net Losses/(Gains) - July 2025	580,846.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.84%
Prior Net Losses/(Gains) Ratio	1.18%
Second Prior Net Losses/(Gains) Ratio	0.69%
Third Prior Net Losses/(Gains) Ratio	0.04%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	6,706,720.09
Actual Overcollateralization	6,706,720.09
Weighted Average Contract Rate	6.73%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	52.02

Flow of Funds	$ Amount
Collections	39,795,199.71
Investment Earnings on Cash Accounts	24,869.32
Servicing Fee	(694,720.00)
Transfer to Collection Account	-
Available Funds	39,125,349.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,741,332.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,505,694.81
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,706,720.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,796,860.00

Total Distributions of Available Funds	39,125,349.03

Servicing Fee	694,720.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	770,856,815.94
Principal Paid	32,372,414.90
Note Balance @ 08/15/25	738,484,401.04

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	108,071,594.82
Principal Paid	13,893,740.30
Note Balance @ 08/15/25	94,177,854.52
Note Factor @ 08/15/25	47.0889273%

Class A-2b
Note Balance @ 07/15/25	143,735,221.12
Principal Paid	18,478,674.60
Note Balance @ 08/15/25	125,256,546.52
Note Factor @ 08/15/25	47.0889273%

Class A-3
Note Balance @ 07/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	403,000,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-4
Note Balance @ 07/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	61,570,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	36,320,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	18,160,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,956,074.13
Total Principal Paid	32,372,414.90
Total Paid	35,328,489.03

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	430,485.19
Principal Paid	13,893,740.30
Total Paid to A-2a Holders	14,324,225.49

Class A-2b
SOFR Rate	4.33962%
Coupon	4.80962%
Interest Paid	595,296.27
Principal Paid	18,478,674.60
Total Paid to A-2b Holders	19,073,970.87

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4419265
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.7419065
Total Distribution Amount	29.1838330

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.1524260
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.4687015
Total A-2a Distribution Amount	71.6211275

A-2b Interest Distribution Amount	2.2379559
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.4687015
Total A-2b Distribution Amount	71.7066574

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	231.86
Noteholders' Third Priority Principal Distributable Amount	560.97
Noteholders' Principal Distributable Amount	207.17

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	3,026,385.22
Investment Earnings	10,929.72
Investment Earnings Paid	(10,929.72)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22